UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21596

MUNDOVAL FUNDS

(Exact name of registrant as specified in charter)

                                                   1150 Silverado Street, #223

                                                 La Jolla, CA                              92037

                                                               (Address of principal executive offices)

                                                                   (Zip code)

Arthur Q. Johnson

Mundoval Funds

1150 Silverado Street, #223

La Jolla, CA 92037

(Name and address of agent for service)

Registrant’s telephone number, including area code: (858) 454-4837

Date of fiscal year end: August 31

Date of reporting period: November 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Mundoval Fund

	Schedule of Investments
	November 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Cement, Hydraulic
4,000	Cemex SA de CV **	$ 225,200	3.61%

Commercial Banks, NEC
5,000	Citigroup Inc.	242,750
17,500	Mitsubishi Tokyo Financial Group Inc. * **	221,375
		464,125	7.45%

Crude Petroleum & Natural Gas
2,700	CNOOC Ltd. **	180,063	2.89%

Electronic Computers
7,500	Dell Inc. *	226,125	3.63%

Electronic Connectors
7,600	Tyco International Ltd. **	216,752	3.48%

Finance Services
5,500	First Data Corp.	237,985	3.82%

Fire, Marine & Casualty Insurance
3,500	American International Group Inc.	234,990	3.77%

Food and Kindred Products
3,000	Altria Group Inc.	218,370
2,900	Nestle SA * **	214,165
5,500	Unilever plc **	215,820
		648,355	10.41%

Household Appliances
1,500	Whirlpool Corp.	122,775	1.97%

Insurance Agents, Brokers & Service
6,000	Marsh & Mclennan Companies Inc.	185,340	2.97%

Life Insurance
7,700	ING Groep NV * **	249,018	4.00%

Malt Beverages
5,000	Anheuser-Busch Companies Inc.	218,700	3.51%

Newspapers: Publishing or Publishing & Printing
14,500	News Corporation *	226,780	3.64%

Perfumes, Cosmetics & Other Toilet Preparations
4,000	Colgate-Palmolive Co.	218,080	3.50%

Pharmaceutical Preparations
7,500	Merck & Co. Inc.	220,500
11,000	Pfizer Inc.	233,200
		453,700	7.28%

Photographic Equipment & Supplies
4,000	Canon Inc. **	225,080
8,500	Eastman Kodak Co.	203,745
		428,825	6.88%

Radiotelephone Communications
10,000	Telefonos de Mexico SA de CV **	224,300	3.60%

Semiconductors & Related Devices
25,500	Taiwan Semiconductor Manufacturing Co. Ltd.**	244,290	3.92%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
4,200	Procter & Gamble Co.	240,198	3.86%

Services-Medical Laboratories
2,100	Laboratory Corp. of America Holdings *	108,969	1.75%

Steel Works, Blast Furnaces & Rolling Mills
3,500	POSCO **	174,160	2.80%

Telephone Communications
9,000	China Mobile Hong Kong Ltd. **	220,410	3.54%

Wholesale-Drugs, Proprietaries
2,800	Cardinal Health Inc.	179,060	2.87%

Total for Common Stock (Cost - $5,353,789)		$ 5,928,200	95.15%

Cash Equivalents
356,388	First American Treasury Obligation Fund Cl Y 3.49% ***	356,388	5.72%
	(Cost - $356,388)

	Total Investments	6,284,588	100.87%
	(Cost - $5,710,177)

	Liabilities in excess of Other Assets	(54,428)	-0.87%

	Net Assets	$ 6,230,160	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt
*** Variable Rate Security; The Coupon Rate shown represents the rate at November 30, 2005.

NOTES TO FINANCIAL STATEMENTS

MUNDOVAL FUND (Unaudited)

1. SECURITY TRANSACTIONS

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDOVAL FUNDS

By : /s/ Arthur Q. Johnson

       Arthur Q. Johnson

       President

Date :           1/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Arthur Q. Johnson

       Arthur Q. Johnson

       President

Date :           1/27/06

By : /s/ Arthur Q. Johnson

       Arthur Q. Johnson

       Chief Financial Officer

Date :           1/27/06